Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes
Note 8. Income Taxes
As a REIT, we generally will not be subject to U.S. federal income tax on taxable income that we distribute to our stockholders. However, certain of our consolidated subsidiaries are taxable REIT subsidiaries, which are subject to federal, state and foreign income taxes. We have filed an election to treat our primary TRS as a taxable REIT subsidiary effective January 1, 2014. In general, our TRS performs additional services for our customers and provides the advisory and property management services to the Managed REITs and otherwise generally engages in non-real
estate related business. The TRS is subject to corporate U.S. federal and state income tax. Additionally, we own and operate a number of self storage properties located throughout Canada, the income of which is generally subject to income taxes under the laws of Canada.

The domestic and international components of income (loss) before income taxes are presented for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	For the year ended
	2024	2023	2022
Domestic	$(3,917)	$6,993	$20,546
Foreign	(486)	2,058	568

Income (loss) before income taxes	$(4,403)	$9,051	$21,114

The following is a summary of our income tax expense (benefit) for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	For the year ended December 31, 2024
	Federal	State	Canadian	Total
Current	$18	$41	$580	$639
Deferred	258	4	583	845

Total	$276	$45	$1,163	$1,484

	For the year ended December 31, 2023
	Federal	State	Canadian	Total
Current	$191	$33	$480	$704
Deferred	(10)	(2)	(3,288)	(3,300)

Total	$181	$31	$(2,808)	$(2,596)

	For the year ended December 31, 2022
	Federal	State	Canadian	Total
Current	$171	$27	$321	$519
Deferred	(499)	(76)	(499)	(1,074)

Total	$(328)	$(49)	$(178)	$(555)

Income tax expense (benefit) is reconciled to the hypothetical amounts computed at the U.S. federal statutory income tax rate for the years ended December 31, 2024, 2023, and 2022 (in thousands):

	Year Ended December 31, 2024	Rate
Expected tax (benefit) at statutory rate	$(925)	21.0%
Non-taxable REIT (income) loss	1,134	-25.7%
State and local income tax expense - net of federal benefit	36	-0.8%
Foreign income taxed at different rates	(12)	0.3%
Change in valuation allowance	1,223	-27.8%
Other	28	-0.7%

Total income tax expense (benefit)	$1,484	-33.7%

	Year Ended December 31, 2023	Rate
Expected tax at statutory rate	$1,901	21.0%
Non-taxable REIT (income) loss	(1,243)	-13.7%
State and local income tax expense—net of federal benefit	25	0.3%
Foreign income taxed at different rates	131	1.5%
Change in valuation allowance	(3,410)	-37.7%

Total income tax expense (benefit)	$(2,596)	-28.7%

	Year Ended December 31, 2022	Rate
Expected tax at statutory rate	$4,434	21.0%
Non-taxable REIT (income) loss	(4,611)	-21.8%
State and local income tax expense—net of federal benefit	(39)	-0.2%
Foreign income taxed at different rates	48	0.2%
Change in valuation allowance	(417)	-2.0%
Other	30	0.1%

Total income tax expense (benefit)	$(555)	-2.6%

The major sources of temporary differences that give rise to the deferred tax effects are shown below (in thousands):

	December 31, 2024	December 31, 2023
Deferred tax liabilities:
Intangible contract assets	$(6)	$(18)
Canadian real estate	(9,163)	(9,887)

Total deferred tax liability	(9,169)	(9,905)

Deferred tax assets:
Other	1,687	1,267
Canadian real estate and non-capital losses	7,729	7,561

Total deferred tax assets	9,416	8,828

Valuation allowance	(1,891)	(667)

Net deferred tax liabilities	$(1,644)	$(1,744)

The Canadian
non-capital
losses expire between 2032 and 2044. As of December 31, 2024 and December 31, 2023, the Company had Canadian
non-capital
loss carry forwards of approximately $20.8 million and $24.9 million, respectively. As of December 31, 2024 and 2023, we had a valuation allowance of approximately $1.9 million and $0.7 million, respectively, related to non-capital
loss carry-forwards, non deductible interest expense carry-forwards, and basis differences at certain of our Canadian properties.
As of December 31, 2024 and 2023, we had no interest or penalties related to uncertain tax positions. The tax years 2020-2023 remain open to examination by the major taxing jurisdictions to which we are subject.